SCHEDULE OF PROVISION FOR LITIGATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Opening balance
Provision recognized		22,282
Transfer from accruals		243
Interest		1
Exchange differences	[1]	(364)
Closing balance		$ 22,162

[1]	Exchange differences include unrealized foreign exchange (debit of $294) presented in other expenses and currency translation adjustment (credit of $658) presented in other comprehensive income.